Pensions and Post-Employment Benefits - Aggregate Projected Benefit Obligation for Pension Plans and Other Post-employment Benefits and the Plan Assets by Country (Detail) - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of fair value of plan assets [line items]
PBO	$ 56,346	$ 52,219	$ 43,840
Assets	32,693	28,854	$ 25,571
Deficit	23,653	23,365
Mexico [member]
Disclosure of fair value of plan assets [line items]
PBO	3,213	3,247
Assets	840	824
Deficit	2,373	2,423
United States [member]
Disclosure of fair value of plan assets [line items]
PBO	6,378	7,110
Assets	4,031	4,192
Deficit	2,347	2,918
United Kingdom [member]
Disclosure of fair value of plan assets [line items]
PBO	35,602	33,925
Assets	23,145	22,154
Deficit	12,457	11,771
Germany [member]
Disclosure of fair value of plan assets [line items]
PBO	4,362	4,429
Assets	213	227
Deficit	4,149	4,202
Other countries [member]
Disclosure of fair value of plan assets [line items]
PBO	6,791	3,508
Assets	4,464	1,457
Deficit	$ 2,327	$ 2,051